Contingencies	12 Months Ended
Mar. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies
13.	Contingencies:

(a)
The Company and its subsidiaries, in the normal course of business, become involved from time to time in litigations and claims. While the final outcome with respect to claims and legal proceedings pending at March 30, 2019 cannot be predicted with certainty, management believes that adequate provisions have been recorded in the accounts where required and that the financial impact, if any, from claims related to normal business activities will not be material.

(b)
From time to time, the Company guarantees a portion of its private label credit card sales to its credit card vendor. At March 30, 2019 and March 31, 2018, the amount guaranteed under such arrangements was approximately $5.8 million and $2.7 million, respectively. At March 30, 2019 and March 31, 2018, the Company has recorded in accrued liabilities a reserve of $0.1 million and $0.1 million, respectively, associated with this guaranteed amount.